INCOME TAXES (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018
Income taxes
Assessable profits							$ 2,000
Half of the current tax rate (as a Percent)							8.25%
Income tax expense		$ 40		$ (12,707)	$ 9,802
Current income tax expense / (benefit)		0		(12,300)	9,517
Deferred tax expense / (benefit)		40		(407)	9,827
Deferred					285
Income tax expense/(benefit)		40		(12,707)	9,802
Schedule of Loss before income taxes
Loss before provision of income tax		(9,550)		(69,289)	23,256
Deferred tax assets:
Allowance for credit losses		154		156
Write-down for inventory		111		162
Lease liabilities		876		2,154
Net operating loss carry forwards		34,665		30,677
Gross deferred tax assets		35,806		33,149
Less: Valuation allowance		(34,500)		(30,324)	(28,195)
Total deferred tax assets		1,306		2,825
Deferred tax liabilities:
Property and equipment, net		(151)		(87)
Acquired intangible assets		(433)		(695)
Operating lease ROU assets		(876)		(2,154)
Total deferred tax liabilities		(1,460)		(2,936)
Net deferred tax assets		0		0
Total deferred tax liabilities		154		111
Movement of valuation allowance
Balance at beginning of the period	$ 34,500	30,324		28,195
Additions		4,210		3,145
Decrease related to subsidiaries' cancellation		(34)		(1,016)
Balance at end of the period		34,500		30,324	28,195
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax		$ (9,550)		$ (69,289)	$ 23,256
Statutory tax rate in the PRC		25.00%	25.00%	25.00%	25.00%
Income tax expense / (benefit) at statutory tax rate		$ (2,387)		$ (17,322)	$ 5,814
Non-deductible expenses		129		982	346
Non-deducible impairment loss		0		14,021	0
Statutory expense		(293)		(203)	(655)
R&D super deduction		(2,904)		(2,392)	(2,664)
Effect of preferential tax rate		(86)		344	122
Effect of income tax rate differences in jurisdictions other than the PRC		1,151		1,311	(892)
Deferred tax expense		0		(415)	381
Prior year true up		(71)		(157)	(594)
Unrecognized tax benefits-Fin 48		0		(12,302)	9,576
Changes in valuation allowances		4,501		3,426	(1,632)
Income tax expense/(benefit)		40		(12,707)	9,802
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 107	107		13,101	0
Additions		0		73	13,101
Decreases		0		(13,067)	0
Ending balance		107		107	13,101	$ 0
Unrecognized tax benefits		107		107	$ 13,101	$ 0
interest expense		$ 107		$ 107
Percentage of effective rate							100.00%	100.00%
Shenzhen Ruizhihe
Income taxes
Taxable income (as a percent)				20.00%	20.00%
PRC
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations		4 years	4 years
PRC | Guoshuihan 2009
Income taxes
Preferential tax term		3 years	3 years
PRC | Shanghai Lanting
Income taxes
Preferential tax term		3 years	3 years
Cayman Islands
Schedule of Loss before income taxes
Loss before provision of income tax		$ (1,635)		$ (2,411)	$ (5,219)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax		(1,635)		(2,411)	(5,219)
Hong Kong
Income taxes
Withholding taxes amount on remittance of dividends			$ 0
Assessable profits			$ 0
Accumulated tax losses of subsidiaries		162,999
Schedule of Loss before income taxes
Loss before provision of income tax		(9,307)		(66,872)	(12,136)
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax		$ (9,307)		$ (66,872)	$ (12,136)
Statutory tax rate in the PRC		16.50%	16.50%
PRC
Income taxes
Preferential income tax rate		15.00%	15.00%
Accumulated tax losses of subsidiaries		$ 30,916
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC		25.00%	25.00%
PRC | Guoshuihan 2009
Income taxes
Eligible for preferential tax rate					15.00%	15.00%	15.00%
PRC | Shanghai Lanting
Income taxes
Eligible for preferential tax rate	15.00%	15.00%	15.00%	15.00%
PRC excluding Hong Kong SAR, and other countries
Schedule of Loss before income taxes
Loss before provision of income tax		$ 1,392		$ (6)	$ 40,611
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Income/(loss) before provision of income tax		$ 1,392		$ (6)	$ 40,611
Hong Kong, PRC and Singapore | Maximum
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations		6 years	6 years
Hong Kong, PRC and Singapore | Minimum
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statute of limitations		4 years	4 years
Singapore
Income taxes
Accumulated tax losses of subsidiaries		$ 7,399
Singapore | Ching International service PTE.LTD
Income taxes
Percent of exemption on first SGD 10,000 of taxable income		75.00%	75.00%
Percent of exemption on next SGD 190,000 of taxable income		50.00%	50.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC		17.00%	17.00%
Singapore | Avant E-Commerce Service PTE.LTD
Income taxes
Percent of exemption on first SGD 10,000 of taxable income		75.00%	75.00%
Percent of exemption on next SGD 190,000 of taxable income		50.00%	50.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC		17.00%	17.00%
Singapore | Avant Logistic Service PTE.LTD
Income taxes
Percent of exemption on first SGD 10,000 of taxable income		75.00%	75.00%
Percent of exemption on next SGD 190,000 of taxable income		50.00%	50.00%
Reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes
Statutory tax rate in the PRC		17.00%	17.00%
Other regions
Income taxes
Accumulated tax losses of subsidiaries		$ 643